INVESTMENTS IN ASSOCIATES - Summarized Financial Information of Investments in Associates (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of associates [line items]
Current assets	$ 294,950	$ 299,525
Non-current assets	71,714	71,494
Current liabilities	(140,573)	(133,599)
Non-current liabilities	(11,470)	(25,992)
Total Equity	214,621	211,428	$ 209,317	$ 234,875
Carrying amount of the investment	810	805	835
Revenue	425,772	433,893	476,659
Profit/(loss) for the year	302	4,757	(8,512)
Share of loss of associates	(2)	(1)	$ (1)
Siam Pacific Holding Company Limited (“SPHC”)
Disclosure of associates [line items]
Current assets	4	1
Non-current assets	1,835	1,818
Current liabilities	(2)	(2)
Non-current liabilities	(184)	(176)
Total Equity	$ 1,653	$ 1,641
Percentage of equity interest	49.00%	49.00%	49.00%
Carrying amount of the investment	$ 810	$ 805
Revenue	0	0	$ 0
Profit/(loss) for the year	(4)	(3)	(2)
Share of loss of associates	$ (2)	$ (1)	$ (1)